Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,209,097,002.80
Previously Paid Amount	0.00
Total Fee Amount	305,076.30
Total Offset Amount	0.00
Net Fee	$ 305,076.30
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false